Long-term investments (Details 2) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 20, 2016	Apr. 20, 2016	Jun. 30, 2016	Dec. 31, 2016
Weichai Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Payments for (Proceeds from) Investments		$ 6,300
Loss on Sale of Investments			$ 5,238
Proceeds from dividends				$ 3,200
Weichai Power Co., Ltd and Weichai Holding Group Co., Ltd
Schedule of Equity Method Investments [Line Items]
Payments for (Proceeds from) Investments	$ 7,372
Gain on sale of investments	$ 2,696